Retirement Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Employee contributions description			The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.		The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.
Contribution cost	$ 59,000	$ 31,000	$ 200,000	$ 200,000	$ 200,000	$ 400,000